PROPERTY AND EQUIPMENT, NET - CARRYING AMOUNT (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 42,313,000	¥ 276,089,000	¥ 276,089,000
Less: accumulated depreciation	(13,493,000)	(88,039,000)	(82,169,000)
Less: impairment	(25,465,000)	(166,162,000)	(166,162,000)
Property and equipment held under capital leases, net	3,355,000	21,888,000	27,758,000
Depreciation of property and equipment held under capital leases	900,000	5,870,000	6,525,000	¥ 217,000
Property and equipment, pledged as collateral	46,990,000	306,608,000	291,292,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	2,008,000	13,100,000	13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 40,305,000	¥ 262,989,000	¥ 262,989,000